RIGHT OF USE ASSETS (Details) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Right of use assets
Right of use assets	477
Accumulated depreciation
Accumulated depreciation Additions	477
Accumulated depreciation Derecognitions
Accumulated depreciation	477
Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Right of use assets
Additions	504
Derecognitions
Right of use assets	504
Accumulated depreciation
Accumulated depreciation Additions	(27)
Accumulated depreciation Derecognitions
Accumulated depreciation	(27)
Total Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Right of use assets
Additions	504
Derecognitions
Right of use assets	504
Accumulated depreciation
Accumulated depreciation Derecognitions
Accumulated depreciation	€ (27)